Deferred Income for Government Grants - Summary of Changes in the Carrying Amount of Deferred Income for Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accruals and deferred income [abstract]
Deferred income beginning balance	€ 13,002	€ 13,771
Additions	2,493	292
Credit to profit or loss	(1,626)	(1,061)
Deferred income ending balance	€ 13,869	€ 13,002